Income Tax - Schedule of Reconciliation between Effective Tax Rate and the Applicable Tax Rate (Details)	12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Schedule of Reconciliation between Effective Tax Rate and the Applicable Tax Rate [Abstract]
Loss before tax	RM (90,272,715)	$ (22,125,665)	RM (72,104,372)	RM (65,509,477)
Tax at Malaysian statutory rate of 24% (June 30, 2025 and 2024: 24%)	(21,665,452)		(17,305,049)	(15,722,274)
Tax effects in respect of:
Non-allowable expenses	21,705,670		6,113,483	591,130
Non-taxable income	(1,201)		(24,438)	(1)
Deferred tax assets not recognized			9,757,147	11,256,099
Changes in unrecognized temporary differences			(4,087,086)	(611,451)
Tax exempt income				8,595
Utilisation of unrecognized deferred tax assets				(2,833,959)
Unabsorbed tax losses disregard	556,746		2,544,112
Changes in recognized temporary differences			3,359,043
Tax effects	(6,453,484)		357,212	(7,311,861)
Reversal of deferred tax liabilities	(7,049,247)
Under/(over) provision in prior years:
Income tax	17,684		15,941	33,408
Deferred tax			(1,107,706)	(3,542,190)
Income tax	RM (6,435,800)	$ (1,577,402)	RM (734,553)	RM (10,820,643)